Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended		82 Months Ended	84 Months Ended		94 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended		132 Months Ended
	Nov. 28, 2017	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Index
PGIM JENNISON SMALL COMPANY FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.95						$ 10,378.09			$ 12,457.86			$ 14,058.74			$ 13,227.85			$ 14,191.88			$ 22,462.57			$ 17,852.64		$ 19,089.86		$ 23,990.05	$ 24,824.34
PGIM Jennison Small Company Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00						10,894.38			12,984.93			14,549.68			13,629.83			14,520.59			22,799.38			17,989.34		19,076.28		23,762.72	24,381.82
PGIM Jennison Small Company Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		9,999.99			$ 10,956.73		$ 13,129.78			$ 14,781.74			$ 13,885.16			$ 14,874.28			$ 23,494.62			$ 18,642.18			$ 19,885.70		$ 24,939.84		$ 25,761.72
PGIM Jennison Small Company Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			11,014.36		13,258.94			14,994.13			14,157.43			15,245.70			24,208.96			19,312.43			20,718.96		26,120.17		27,102.23
PGIM Jennison Small Company Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 10,888.61			$ 10,272.87			$ 11,020.31			$ 17,439.01			$ 13,858.79			$ 14,811.42			$ 18,599.79			$ 19,233.53
PGIM Jennison Small Company Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		10,956.60			10,331.51			11,114.91			17,627.24			14,042.66			15,043.62			18,937.51			19,639.36
PGIM Jennison Small Company Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			$ 11,036.41		$ 13,308.25			$ 15,081.85			$ 14,262.09			$ 15,372.30			$ 24,445.96			$ 19,515.22			$ 20,956.21		$ 26,459.60		$ 27,497.45
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,179.299207119133			11,654.851483996705		11,543.043657210545	13,420.45061116582		13,691.128482888485	17,447.251262288293		16,143.264705860533	14,747.803903764254		16,829.977365113857	17,935.882451701516		19,379.558832275638	24,455.85701696105		25,194.387438652433	28,759.519182879005		21,296.29933305467		25,899.986464860984		35,315.03774244337	41,529.66320883825
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Index
Accumulated Value	10,000	10,000	11,078.005966305576			10,629.998719072693		11,443.535367250064	10,865.872279750918		13,479.69577513988	15,758.593253908024		15,662.439414422297	12,432.350296560713		15,029.032428693148	13,835.241942282317		15,362.518018502664	17,455.471967175778		22,280.00353552527	19,228.98177186292		17,577.25477771114		19,560.707889484605		24,679.104973186113	27,186.549900665235
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Index
Accumulated Value	$ 10,000	$ 10,000	$ 11,394.770870681214			$ 10,329.996163883512		$ 11,811.799074150797	$ 9,473.796695622423		$ 14,298.206528133644	$ 14,934.637745752105		$ 17,025.94898453818	$ 12,122.377372007497		$ 15,434.973611386118	$ 13,343.994905180667		$ 14,155.649206126665	$ 16,794.92273466134		$ 22,315.181520322418	$ 17,405.95198639806		$ 18,113.13110631953		$ 19,938.45941124755		$ 25,094.800143402026	$ 26,007.79374250087